CONDENSED CONSOLIDATED CASHFLOW STATEMENT (Parenthetical) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure of classes of share capital [line items]
Proceeds from Capital increase	$ 1.0	$ 2.9
Amount of non cash share issue	$ 40.7	$ 55.0
Number of vessels acquired | item	6	8
Capital increase	$ 41.7	$ 57.9